Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Financing receivables, net
Schedule of financing receivables, net

	As of December 31,
	2022	2023
	RMB	RMB
Short-term:
Short-term financing receivables	110,418	84,858
Allowance for credit losses	(23,331)	(23,391)
Short-term financing receivables, net	87,087	61,467

Schedule of balances of financing receivables by due date

	As of December 31,
	2022	2023
	RMB	RMB
Due in months:
0 - 12	110,418	84,858
13 - 24	—	—
Total financing receivables	110,418	84,858

Schedule of movement of the allowance for credit losses

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	583	2,657	23,331
Release due to disposal of subsidiaries	—	(3,673)	—
(Reversal)/Additions	(1,934)	22,382	(554)
Charge-offs reversal	4,008	1,965	614
Balance at end of the year	2,657	23,331	23,391

Schedule of aging analysis of past due financing receivables

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Greater Past	Total Past
Financing receivables	Past Due	Past Due	Past Due	Due	Due	Current	Total
As of December 31, 2022	278	69	—	—	347	110,071	110,418
As of December 31, 2023	103	175	23,275	—	23,553	61,305	84,858